Fair Values - Summary of Assets and Liabilities Recorded at Amortized Cost (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	$ 1,678,043,055	$ 1,592,855,622
Liabilities	1,373,573,830	1,317,638,103
Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	8,838,664	12,758,791	$ 24,109,033
Deposits [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	1,035,957,929	1,020,886,486
Deposits [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	1,035,936,049	1,020,882,232
Deposits [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	1,035,936,049	1,020,882,232
Financing Received from the Argentine Central Bank and Other Financial Institutions [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	23,710,704	20,880,419
Financing Received from the Argentine Central Bank and Other Financial Institutions [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	23,574,332	19,163,963
Financing Received from the Argentine Central Bank and Other Financial Institutions [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	23,574,332	19,163,963
Debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	27,971,776	25,771,621
Debt securities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	27,578,207	24,464,155
Debt securities [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	23,133,327	18,427,059
Debt securities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	4,444,880	6,037,096
Subordinated debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	26,275,536	32,684,216
Subordinated debt securities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	25,938,727	31,983,918
Subordinated debt securities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	25,938,727	31,983,918
Other financial liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	195,659,168	147,171,842
Other financial liabilities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	195,484,656	146,586,013
Other financial liabilities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	195,484,656	146,586,013
Repurchase transactions liabilites [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities	324,119
Repurchase transactions liabilites [Member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	324,119
Repurchase transactions liabilites [Member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	324,119
Cash and due from banks [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	237,426,843	264,787,060
Cash and due from banks [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	237,426,843	264,787,060
Cash and due from banks [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	237,426,843	264,787,060
Repurchase transactions [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	203,205,457	92,067,820
Repurchase transactions [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	203,205,457	92,067,820
Repurchase transactions [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	203,205,457	92,067,820
Loans and other financing [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	744,433,702	794,608,259
Loans and other financing [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	748,649,983	796,722,083
Loans and other financing [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	748,649,983	796,722,083
Other financial assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	13,332,551	11,021,219
Other financial assets [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	4,442,031	4,167,088
Other financial assets [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	5,585,306
Other financial assets [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	13,660,673	11,184,121
Other financial assets [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	9,550,403	6,640,801
Other financial assets [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	4,110,270	4,543,320
Other debt securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	90,126,580	28,505,749
Other debt securities [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	4,230,419	913,191
Other debt securities [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	90,126,580	28,532,180
Other debt securities [member] | Fair value [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	90,126,580	28,532,180
Financial assets pledged as collateral [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	23,184,348	25,179,908
Financial assets pledged as collateral [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets	12,051,320	3,072,506
Financial assets pledged as collateral [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets			$ 2,120,733
Financial assets pledged as collateral [member] | Fair value [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	23,184,348	25,179,908
Financial assets pledged as collateral [member] | Fair value [member] | Fair value level 1 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	$ 23,184,348	$ 25,179,908